EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2014
EARNINGS PER SHARE [Abstract]
Schedule of the Computation of Basic and Diluted Earnings Per Common Share
The table below presents the computation of basic and diluted net earnings per common share:

	Six Months Ended June 30,
	2013	2014
Numerator:
Net income attributable to ordinary shares (basic and diluted):
Net income from continuing operations	$46,938	$31,503
Net loss from discontinued operations	$(14,901)	-

Denominator:
Weighted average number of ordinary shares outstanding during the period	53,906,484	67,325,808
Dilutive shares related to stock options and restricted stock units	799,315	1,714,560
Diluted number of ordinary shares outstanding	54,705,799	69,040,368

Basic net earnings per ordinary share
Continuing operations	$0.87	$0.47
Discontinued operations	$(0.28)	-

Diluted net earnings per ordinary share
Continuing operations	$0.86	$0.46
Discontinued operations	$(0.28)	-

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,294,120	2,621,487